Aristotle Pacific EXclusive Fund Series I
Schedule of Investments
June 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES - 37.5%	Par	Value
Carvana Auto Receivables Trust
Series 2022-N1, Class D, 4.13%, 12/11/2028 (a)	$ 40,299	$ 39,941
Series 2024-N2, Class C, 5.82%, 09/10/2030 (a)	100,000	100,765
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032 (a)	73,386	73,180
Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	81,817	82,671
GreenSky LLC, Series 2024-2, Class A4, 5.15%, 10/27/2059 (a)	45,332	45,431
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4, 5.17%, 05/15/2030	10,000	10,065
Lendbuzz Securitization Trust, Series 2024-3A, Class B, 5.03%, 11/15/2030 (a)	100,000	99,167
Marriott Vacations Worldwide Corp., Series 2023-1A, Class A, 4.93%, 10/20/2040 (a)	47,091	46,798
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A4, 4.92%, 04/15/2031	55,000	55,855
Metronet Systems Holdings LLC, Series 2025-2A, Class A2, 5.40%, 08/20/2055 (a)	67,000	67,313
Navient Student Loan Trust
Series 2020-DA, Class A, 1.69%, 05/15/2069 (a)	53,539	50,802
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	60,802	57,213
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	70,804	64,628
Series 2023-A, Class A, 5.51%, 10/15/2071 (a)	86,042	86,973
Pagaya AI Debt Selection Trust, Series 2024-11, Class A, 5.09%, 07/15/2032 (a)	48,285	48,342
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class A2, 5.15%, 02/27/2034 (a)	75,000	74,955
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037 (a)	85,451	86,086
SMB Private Education Loan Trust
Series 2021-A, Class A2B, 1.59%, 01/15/2053 (a)	73,977	68,041
Series 2022-D, Class A1A, 5.37%, 10/15/2058 (a)	49,416	49,204
Upstart Securitization Trust, Series 2025-3, Class A2, 4.60%, 09/20/2035 (a)	90,138	90,099
Vertical Bridge Holdings LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056 (a)	50,000	48,687
TOTAL ASSET-BACKED SECURITIES (Cost $1,350,487)		1,346,216

COLLATERALIZED MORTGAGE OBLIGATIONS - 34.3%	Par	Value
A&D Mortgage LLC, Series 2025-NQM4, Class A1, 5.23%, 10/25/2070 (a)(b)	92,193	91,732
Angel Oak Mortgage Trust LLC
Series 2025-4, Class A1, 5.86%, 04/25/2070 (a)(b)	104,814	105,363
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(b)	127,484	127,609
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19%, 03/25/2064 (a)(b)	142,243	143,121
Series 2025-NQM6, Class A1, 5.33%, 06/25/2065 (a)(b)	107,625	107,547
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	100,000	94,116
Onslow Bay Mortgage Loan Trust
Series 2025-NQM11, Class A1, 5.42%, 05/25/2065 (a)(b)	75,243	75,273
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065 (a)(c)	75,041	74,491
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (a)(b)	64,611	64,783
Series 2025-NQM8, Class A1, 5.47%, 03/25/2065 (a)(b)	66,529	66,596
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	100,000	101,138
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (a)	100,000	89,154
Velocity Commercial Capital Loan Trust, Series 2025-5, Class A, 5.32%, 12/25/2055 (a)(c)	92,123	91,318
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,238,543)		1,232,241

CORPORATE BONDS - 17.8%	Par	Value
Communications - 5.7%
Beignet Investor LLC, 6.58%, 05/30/2049 (a)	80,000	81,652
HUT 8 DC LLC, 6.19%, 11/15/2042 (a)	45,000	45,599
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036 (a)	80,000	76,092
		203,343

Consumer Staples - 1.4%

Maple Parent Holdings Corp., 5.70%, 03/26/2036 (a)	50,000		50,639

Financials - 9.3%
Bank of America Corp., 6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	100,000		103,147
JPMorgan Chase & Co., 6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	100,000		102,446
MetLife, Inc., 5.85% (5 yr. CMT Rate + 1.82%), 03/15/2056	25,000		24,675
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055 (a)	100,000		103,153
			333,421

Utilities - 1.4%
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	50,000		51,611
TOTAL CORPORATE BONDS (Cost $640,916)			639,014

COLLATERALIZED LOAN OBLIGATIONS - 7.0%	Par		Value
Elmwood CLO Ltd., Series 2022-2A, Class A1R, 4.81% (3 mo. Term SOFR + 1.15%), 04/22/2035 (a)	250,000		250,075
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $250,000)			250,075

U.S. TREASURY SECURITIES - 0.8%	Par		Value
United States Treasury Note/Bond, 4.00%, 05/31/2028	30,000		29,914
TOTAL U.S. TREASURY SECURITIES (Cost $29,932)			29,914

TOTAL INVESTMENTS - 97.4% (Cost $3,509,878)			3,497,460
Money Market Deposit Account - 2.2% (d)			77,389
Other Assets in Excess of Liabilities - 0.4%		0.00460	16,525
TOTAL NET ASSETS - 100.0%			$ 3,591,374

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $3,119,747 or 86.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$ –	$ 1,346,216	$ –	$ 1,346,216
Collateralized Mortgage Obligations	–	1,232,241	–	1,232,241
Corporate Bonds	–	639,014	–	639,014
Collateralized Loan Obligations	–	250,075	–	250,075
U.S. Treasury Securities	–	29,914	–	29,914
Total Investments	$ –	$ 3,497,460	$ –	$ 3,497,460

Refer to the Schedule of Investments for further disaggregation of investment categories.